Expense Example - FidelityDisciplinedEquityFund-KPRO - FidelityDisciplinedEquityFund-KPRO - Fidelity Disciplined Equity Fund - Fidelity Disciplined Equity Fund - Class K	Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 41
3 years	128
5 years	224
10 years	$ 505